FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Analysis of Financial Instruments Balances) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents		₪ 416		₪ 867	₪ 716	₪ 926
Short term deposits				150
Trade receivables		656		808
Non- current assets
Trade receivables		260		232
TOTAL ASSETS		3,976		4,718
Current liabilities
Current maturities of notes payable and borrowings		162		705
Trade payables		711		787
Payables in respect of employees		33		48
Other payables		10		31
Non- current liabilities
Notes payable		1,013		975
Borrowings from banks		191		243
TOTAL LIABILITIES		2,570		3,284
Accounts that were set-off under enforceable netting arrangements
Trade receivables, net		916		1,040
In or linked to USD [Member]
Current assets
Cash and cash equivalents			[1]	2
Trade receivables	[2]	54		62
Non- current assets
TOTAL ASSETS		54		64
Current liabilities
Trade payables	[2]	126		143
Non- current liabilities
TOTAL LIABILITIES		126		143
In or linked to other foreign currencies (mainly EURO) [Member]
Current assets
Cash and cash equivalents			[1]	4
Trade receivables	[2]	14		34
Non- current assets
TOTAL ASSETS		14		38
Current liabilities
Trade payables	[2]	14		32
Non- current liabilities
TOTAL LIABILITIES		14		32
NIS linked to CPI [Member]
Current liabilities
Current maturities of notes payable and borrowings				213
Non- current liabilities
TOTAL LIABILITIES				213
NIS unlinked [Member]
Current assets
Cash and cash equivalents		416		861
Short term deposits				150
Trade receivables	[2]	588		712
Other receivables		11		9
Non- current assets
Trade receivables		260		232
TOTAL ASSETS		1,275		1,964
Current liabilities
Current maturities of notes payable and borrowings		161		491
Trade payables	[2]	571		612
Payables in respect of employees		73		78
Other payables		1		21
Non- current liabilities
Notes payable		1,012		972
Borrowings from banks		191		243
TOTAL LIABILITIES		2,009		2,417
Total [Member]
Current assets
Cash and cash equivalents		416		867
Short term deposits				150
Trade receivables	[2]	656		808
Other receivables		11		9
Non- current assets
Trade receivables		260		232
TOTAL ASSETS		1,343		2,066
Current liabilities
Current maturities of notes payable and borrowings		161		704
Trade payables	[2]	711		787
Payables in respect of employees		73		78
Other payables		1		21
Non- current liabilities
Notes payable		1,012		972
Borrowings from banks		191		243
TOTAL LIABILITIES		2,149		2,805
In or linked to foreign currencies [Member]
Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts		141		281
Set-off		(73)		(185)
Trade receivables, net		68		96
Trade payables gross amounts		213		360
Set-off		(73)		(185)
Trade payables, net		₪ 140		₪ 175

[1]	Representing an amount of less than NIS 1 million.
[2]	Accounts that were set-off under enforceable netting arrangements